Compensation of directors, executive officers and other key management personnel	12 Months Ended
Dec. 31, 2020
Compensation of directors, executive officers and other key management personnel
Compensation of directors, executive officers and other key management personnel

5.   Compensation of directors, executive officers and other key management personnel

The Bank considers as key management personnel the directors, the executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee.

During 2019, the General Director of Operations and the General Director of IT decided to step down.

During 2020, the Deputy General Director of Global Corporate Banking, the Deputy General Director of New Businesses, the Vice President of Commercial Banking and the Deputy General Director of Transactions and Digital Banking decided to step down. Other than the aforementioned personnel change, there were no significant changes in the Bank’s main key personnel from December 31, 2020 to the date on which these consolidated financial statements were authorized for issue.

a)   Remuneration of directors

Our shareholders establish the compensation of our directors at the annual shareholders’ meeting. Accordingly, only independent directors receive compensation for their duties. Under Mexican law, we are not required to disclose on an individual basis the compensation of our directors, our executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee and we do not otherwise publicly disclose such information.

The aggregate compensation paid to independent directors who were members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee, the remuneration committee and the Board of Directors of the Bank amounted to 15 million pesos during 2018, 21 million pesos during 2019 and 23 million pesos during 2020, paid as attendance fees.

b)   Remuneration of executive officers

The aggregate amount for compensation and benefits to executive officers amounted to 496 million pesos during 2018, 456 million pesos during 2019 and 431 million pesos during 2020. The main benefits paid to the Bank’s executive officers are: salary, Christmas bonus, vacation bonus, holidays, performance bonus and share-based payments.

The criteria for granting and paying bonus compensation vary according to the activities performed by the different areas and, therefore, payment of the bonus may vary depending on the department and activities performed by each member.

c)   Post-employment and other long-term benefits

Our executive officers may participate in the same pension and medical expenses plan that is available to the Bank’s employees, but at different contribution percentages to the ones made by the rest of the employees.

The total post-employment benefits (including pension plan, medical expenses and life insurance policies) to executive officers amounted to 331 million pesos as of December 31, 2018, 472 million pesos as of December 31, 2019 and 522 million pesos as of December 31, 2020.

d)   Long-term incentive plan 2015

Since September 2016, the Bank began to participate in a corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable only to a certain group of executive officers (Identified Staff). This plan provided a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain).

Details of the plan are presented in Note 42.b.

e)   Loans to executive officers

The loans granted to executive officers amount to 102 million pesos and 124 million pesos as of December 31, 2019 and 2020, respectively.

f)   COVID-19 pandemic

During the COVID-19 pandemic, the Bank’s priority has been the safeguard of the health and safety of the employees.

The most relevant measures taken by the Bank to achieve this objective are:

•	Provide to all the employees special safety and protection measures.
•	Redefine the way of working to adapt to remote working, reaching more than 7,900 employees working from home.
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Ensure the physical and mental well-being of the employees who continued to work in corporate offices, or face to face with customers. These measures included providing masks, gloves and protective screens, as well as the reorganization of physical space to ensure the recommended social distance, combined with strict personal hygiene measures.

•	Sent out newsletters including updates on the health crisis
•	Financial well-being was also covered, offering various financial support measures to help employees who are experiencing financial difficulties, such as flexible loans or salary advances.
•	Training and development programs were adapted to a new online format. In particular, those related to project management, leadership and remote working efficiency.

The employees gradually returned to the usual workplaces at the end of May 2020, always following the recommendations of Mexican government, respecting the individual needs of each employee and based on three pillars: development and implementation of health and safety protocols, prioritization and monitoring the health status of the employees, and tracking and tracing (through health apps).